Organization and Significant Accounting Policies - Schedules of Customer Concentration Risk (Details) - Customer Concentration	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer A | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	23.70%
Customer A | Receivables
Concentration Risk [Line Items]
Concentration risk percentage	35.00%	42.10%
Customer B | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	13.10%	10.50%
Customer B | Receivables
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Customer C | Revenue
Concentration Risk [Line Items]
Concentration risk percentage	10.90%	10.60%
Customer D | Receivables
Concentration Risk [Line Items]
Concentration risk percentage	10.40%